Schedule of Debt Conversion (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Woodville Super Pty Ltd [Member]
Related Party Transaction [Line Items]
Debt amount outstanding | $	$ 66,370.00
Subscription price per share post adjustment in SharonAI Holdings Inc | $ / shares	$ 4.29
Shares received upon conversion post adjustment in SharonAI Holdings Inc Class A Ordinary Common Stock | shares	15,470
Manning Capital Holdings Pty Ltd [Member]
Related Party Transaction [Line Items]
Debt amount outstanding | $	$ 84,555.00
Subscription price per share post adjustment in SharonAI Holdings Inc | $ / shares	$ 4.29
Shares received upon conversion post adjustment in SharonAI Holdings Inc Class A Ordinary Common Stock | shares	19,706
Strat Capital Pty Ltd [Member]
Related Party Transaction [Line Items]
Debt amount outstanding | $	$ 117,740.00
Subscription price per share post adjustment in SharonAI Holdings Inc | $ / shares	$ 4.29
Shares received upon conversion post adjustment in SharonAI Holdings Inc Class A Ordinary Common Stock | shares	27,440
Inbocalupo Pty Ltd [Member]
Related Party Transaction [Line Items]
Debt amount outstanding | $	$ 150,925.00
Subscription price per share post adjustment in SharonAI Holdings Inc | $ / shares	$ 4.29
Shares received upon conversion post adjustment in SharonAI Holdings Inc Class A Ordinary Common Stock | shares	35,175
Related Party [Member]
Related Party Transaction [Line Items]
Debt amount outstanding | $	$ 419,590.00
Shares received upon conversion post adjustment in SharonAI Holdings Inc Class A Ordinary Common Stock | shares	97,791